Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	EXCELLON RESOURCES INC
Entity Central Index Key	0001263011
Document Type	6-K/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	true
Amendment Description	Amendment No. 1
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020